TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus,

Summary Prospectuses and Statement of Additional Information

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Transamerica PIMCO Tactical – Balanced VP

Transamerica PIMCO Tactical – Conservative VP

Transamerica PIMCO Tactical – Growth VP

(each, a “Portfolio” or together, the “Portfolios”)

Effective October 1, 2018, the following replaces the corresponding information in the Prospectus and Summary Prospectuses for each of the Portfolios under the section entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Pacific Investment Management Company LLC
Portfolio Managers:
Josh Davis, Ph.D.	Lead Portfolio Manager	since 2015
Michael Cudzil	Portfolio Manager	since 2018
Mohit Mittal	Portfolio Manager	since 2018
Graham A. Rennison	Portfolio Manager	since 2015

Effective October 1, 2018, the following replaces the information in the Prospectus for each Portfolio under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
Josh Davis, Ph.D.	Pacific Investment Management Company LLC	Lead Portfolio Manager of the portfolio since 2015; Employee of PIMCO since 2008; Managing Director
Michael Cudzil	Pacific Investment Management Company LLC	Portfolio Manager of the portfolio since 2018; Employee of PIMCO since 2012; Managing Director
Mohit Mittal	Pacific Investment Management Company LLC	Portfolio Manager of the portfolio since 2018; Employee of PIMCO since 2007; Managing Director
Graham A. Rennison	Pacific Investment Management Company LLC	Portfolio Manager of the portfolio since 2015; Employee of PIMCO since 2011; Senior Vice President

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Effective October 1, 2018, the following replaces the corresponding information in the Statement of Additional Information under the section in Appendix B entitled “Portfolio Managers – Pacific Investment Management Company LLC (“PIMCO”)”:

Transamerica PIMCO Tactical – Balanced VP

	Registered Investment Companies*		Other Pooled Investment Vehicles*		Other Accounts*
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Josh Davis, Ph.D.	7	$7.74 billion	3	$6.31 million	14	$2.14 billion
Michael Cudzil*	16	$14.8 billion	2	$117 million	75	$39.7 billion
Mohit Mittal*	12	$24.7 billion	14	$7.75 billion	134	$62.1 billion
Graham A. Rennison	22	$6.63 billion	0	$0	1	$302 million
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Josh Davis, Ph.D.	0	$0	0	$0	1	$137 million
Michael Cudzil*	0	$0	0	$0	4	$829 million
Mohit Mittal*	0	$0	2	$1.94 billion	3	$641 million
Graham A. Rennison	0	$0	0	$0	0	$0

*	As of August 31, 2018

Transamerica PIMCO Tactical – Conservative VP

	Registered Investment Companies*		Other Pooled Investment Vehicles*		Other Accounts*
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Josh Davis, Ph.D.	7	$7.74 billion	3	$6.31 million	14	$2.14 billion
Michael Cudzil*	16	$14.8 billion	2	$117 million	75	$39.7 billion
Mohit Mittal*	12	$24.7 billion	14	$7.75 billion	134	$62.1 billion
Graham A. Rennison	22	$6.63 billion	0	$0	1	$302 million
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Josh Davis, Ph.D.	0	$0	0	$0	1	$137 million
Michael Cudzil*	0	$0	0	$0	4	$829 million
Mohit Mittal*	0	$0	2	$1.94 billion	3	$641 million
Graham A. Rennison	0	$0	0	$0	0	$0

*	As of August 31, 2018

Transamerica PIMCO Tactical – Growth VP

	Registered Investment Companies*		Other Pooled Investment Vehicles*		Other Accounts*
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Josh Davis, Ph.D.	7	$7.74 billion	3	$6.31 million	14	$2.14 billion
Michael Cudzil*	16	$14.8 billion	2	$117 million	75	$39.7 billion
Mohit Mittal*	12	$24.7 billion	14	$7.75 billion	134	$62.1 billion
Graham A. Rennison	22	$6.63 billion	0	$0	1	$302 million
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Josh Davis, Ph.D.	0	$0	0	$0	1	$137 million
Michael Cudzil*	0	$0	0	$0	4	$829 million
Mohit Mittal*	0	$0	2	$1.94 billion	3	$641 million
Graham A. Rennison	0	$0	0	$0	0	$0

*	As of August 31, 2018

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Investors Should Retain this Supplement for Future Reference

September 21, 2018